Related Party Transaction	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transaction

NOTE 5 – RELATED PARTY TRANSACTION

Mr. Xiong Luo, officer of the Company, has advanced working capital to pay expenses of the Company. The advances are due on demand and non-interest bearing. The outstanding amount due to related parties was $30,414 and $3,140 as of December 31, 2020 and 2019, respectively.

Pursuant to Settlement Agreement dated June 10, 2020, the Company agreed to pay $15,000 to Custodian Ventures, LLC to dismiss its custodianship of the Company. The amount was paid by Mr. Xiong Luo on June 18, 2020.